Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Disclosure Of Income Tax Expense [Line Items]
Approximate percentage of provision under tax authority examination	82.00%
Provision for tax uncertainties included in current tax liabilities	£ 191.0	£ 252.0
Downside tax sensitivity	556.0
Deferred tax expense relating to tax rate changes	156.0	0.0	£ 0.0
Decrease in accumulated deferred tax recognised in other comprehensive income due to change in tax rate	110.0
Unused tax losses for which no deferred tax asset recognised	4,200.0	4,200.0
Undistributed earnings	9,759.0	3,919.0	£ 1,366.0	£ 3,848.0
UK
Disclosure Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	16,900.0	16,900.0
Additional tax that would be incurred if earnings were to be repatriated	19.9	18.2
Non-UK
Disclosure Of Income Tax Expense [Line Items]
Undistributed earnings	2,500.0	£ 2,500.0
European Union
Disclosure Of Income Tax Expense [Line Items]
Undistributed earnings	878.0
Additional income tax	23.1
EE
Disclosure Of Income Tax Expense [Line Items]
Downside tax sensitivity	£ 474.0